Derivative Instruments and Fair Value Measurements (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)			$ 0
Margin Accounts [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	1,782,926	1,062,439	509,658
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	1,782,926	1,062,439	509,658
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(112,124)	(94,882)	(181,382)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(112,124)	(94,882)	(181,382)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Forward Freight Agreements [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(225,355)	944,225	167,710
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(225,355)	944,225	167,710
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0	0
Fuel Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Fuel Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Fuel Swap Contracts [Member] | Fuel [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(1,146,230)	(209,506)	(448,510)
Fuel Swap Contracts [Member] | Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(1,146,230)	(209,506)	(448,510)
Fuel Swap Contracts [Member] | Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Fuel Swap Contracts [Member] | Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		$ 0